Basis of Presentation and Summary of Significant Accounting Policies - Summary of Vendors Representing More Than 10% of Accounts Payable (Details) - Accounts Payable [Member] - Supplier Concentration Risk [Member]
	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
KPMG LLP [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%	10.00%	14.00%
Taylor Wessing LLP [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		13.00%	17.00%
Wilson Sonsini Goodrich & Rosati [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	15.00%	14.00%	15.00%
Amazon Web Services [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.00%
SThree Partnership LLP [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			13.00%